UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:
Cedar Ridge Unconstrained Credit Fund
(Investor Class: CRUPX)
(Institutional Class: CRUMX)

SEMI-ANNUAL REPORT
MAY 31, 2017

Cedar Ridge Unconstrained Credit Fund
A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	16
Financial Highlights	17
Notes to Financial Statements	19
Supplemental Information	28
Expense Example	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Cedar Ridge Unconstrained Credit Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.cedarridgepartners.com

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 0.2%
$689,788	SquareTwo Financial Corp. 11.000%, 5/24/2019[1,2,3,4,5]	$209,006

	TOTAL BANK LOANS (Cost $931,721)	209,006

Number of Shares

	COMMON STOCKS – 0.3%
	CONSUMER DISCRETIONARY – 0.1%
6,978	CHC Group LLC*, 6, 7	80,247

	ENERGY – 0.0%
341	Midstates Petroleum Co., Inc.*, 7	5,852

	UTILITIES – 0.2%
17,125	Vistra Energy Corp.[7]	252,936

	TOTAL COMMON STOCKS (Cost $1,240,470)	339,035

Principal Amount

	CORPORATE BONDS – 28.7%
	COMMUNICATIONS – 3.7%
$1,000,000	Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022[7,8]	1,033,750
1,000,000	Gogo, Inc. 3.750%, 3/1/2020[7,9]	910,000
500,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/2020[6,7,8]	450,000
290,000	Intelsat Luxembourg S.A. (Luxembourg) 7.750%, 6/1/2021[6,7,8]	161,675
1,000,000	LBI Media, Inc. 10.000%, 4/15/2019[7,8,10]	980,000
		3,535,425
	CONSUMER DISCRETIONARY – 6.2%
1,000,000	Allison Transmission, Inc. 5.000%, 10/1/2024[7,8,10]	1,020,000
500,000	Caesars Entertainment Resort Properties LLC 8.000%, 10/1/2020[7,8]	518,125
1,500,000	Gap, Inc. 5.950%, 4/12/2021[7,8]	1,625,235
	General Motors Co.
500,000	6.250%, 10/2/2043[7]	548,093
250,000	5.200%, 4/1/2045[7]	243,438
1,000,000	Jo-Ann Stores Holdings, Inc. 9.750%, 10/15/2019[7,8,10]	995,000

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,000,000	ServiceMaster Co. LLC 5.125%, 11/15/2024[7,8,10]	$1,037,100
		5,986,991
	CONSUMER STAPLES – 2.2%
1,000,000	CVS Health Corp. 4.750%, 12/1/2022[7,8]	1,101,115
1,000,000	Kroger Co. 2.950%, 11/1/2021[7,8]	1,021,414
		2,122,529
	ENERGY – 5.8%
950,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 4/15/2021[7,8]	850,250
358,872	CHC Group LLC / CHC Finance Ltd. (Cayman Islands) 0.000%, 10/1/2020*, 6, 7, 9	574,195
750,000	Midstates Petroleum Co., Inc. Escrow 0.000%, 6/1/2021*, 2, 3, 4, 7	—
1,000,000	NGPL PipeCo LLC 7.119%, 12/15/2017[7,10]	1,022,500
1,000,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. (Canada) 6.500%, 4/1/2019[6,7,8]	1,015,000
1,000,000	Tesoro Corp. 4.750%, 12/15/2023[7,8,10]	1,052,500
1,000,000	Transocean Proteus Ltd. (Cayman Islands) 6.250%, 12/1/2024[6,7,8,10]	1,030,000
		5,544,445
	FINANCIALS – 3.9%
1,500,000	Ally Financial, Inc. 8.000%, 11/1/2031[7]	1,811,250
1,000,000	Kimco Realty Corp. 4.250%, 4/1/2045[7,8]	943,843
1,000,000	Uniti Group Inc / CSL Capital LLC 8.250%, 10/15/2023[7,8]	1,052,500
		3,807,593
	INDUSTRIALS – 1.2%
799,500	CEVA Group PLC (United Kingdom) 9.000%, 9/1/2020[6,7,8,10]	751,530
500,000	Eletson Holdings, Inc. (Liberia) 9.625%, 1/15/2022[6,7,8,10]	420,000
		1,171,530

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS – 4.1%
$1,000,000	Ball Corp. 5.000%, 3/15/2022[7]	$1,068,750
1,500,000	CF Industries, Inc. 4.500%, 12/1/2026[7,10]	1,549,386
500,000	Kaiser Aluminum Corp. 5.875%, 5/15/2024[7,8]	527,500
750,000	Momentive Performance Materials, Inc. 3.880%, 10/24/2021[7,8]	759,375
		3,905,011
	TECHNOLOGY – 1.1%
1,000,000	Rackspace Hosting, Inc. 8.625%, 11/15/2024[7,8,10]	1,065,940

	UTILITIES – 0.5%
500,000	GenOn Americas Generation LLC 8.500%, 10/1/2021[7]	451,250
1,000,000	Texas Competitive Electric Holdings Co, LLC Escrow 0.000%, 10/1/2020*, 2, 7	5,000
		456,250
	TOTAL CORPORATE BONDS (Cost $27,059,115)	27,595,714

	MUNICIPAL BONDS – 95.2%
	AIRPORT – 5.0%
500,000	City of Houston TX Airport System Revenue 5.000%, 7/1/2029[7,8]	538,495
2,275,000	New Jersey Economic Development Authority 5.250%, 9/15/2029[7,8]	2,490,465
1,650,000	New York Transportation Development Corp. 5.000%, 8/1/2021[7]	1,817,277
		4,846,237
	BUILD AMERICA BONDS – 2.7%
1,750,000	State of California 7.550%, 4/1/2039[7]	2,635,098

	DEVELOPMENT – 20.5%
1,850,000	Brooklyn Arena Local Development Corp. 5.000%, 7/15/2042[7,8]	2,079,585
250,000	Build NYC Resource Corp. 5.000%, 1/1/2035[7,8,10]	269,403
4,000,000	California Pollution Control Financing Authority 8.000%, 7/1/2039*, 8, 10	4,311,880

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	DEVELOPMENT (Continued)
$1,000,000	City & County of Denver CO 5.250%, 10/1/2032[7,8]	$1,006,700
1,000,000	Clayton County Development Authority 8.750%, 6/1/2029[7,8]	1,173,550
	Louisiana Local Government Environmental Facilities & Community Development Authority
1,300,000	6.750%, 11/1/2032[7,8]	1,324,349
1,000,000	6.500%, 11/1/2035[7,8]	1,139,260
1,710,000	Mississippi Development Bank 6.875%, 12/1/2040[7,8]	2,195,725
1,750,000	New York Liberty Development Corp. 7.250%, 11/15/2044[7,8,10]	2,113,020
1,400,000	Ohio Water Development Authority 4.000%, 6/3/2019[1,7]	589,806
1,100,000	Parish of St. John the Baptist LA 5.125%, 6/1/2037[7,8]	1,103,311
1,000,000	Public Finance Authority 5.000%, 12/1/2025[7]	1,117,120
1,200,000	Virginia Small Business Financing Authority 5.500%, 1/1/2042[7,8]	1,318,812
		19,742,521
	FACILITIES – 0.6%
500,000	Territory of Guam 7.000%, 11/15/2039[7,8]	571,475

	GENERAL – 14.2%
700,000	Central Plains Energy Project 5.000%, 9/1/2042[8]	746,375
1,900,000	Dallas Performing Arts Cultural Facilities Corp. 0.800%, 9/1/2041[1,7,8]	1,900,000
	M-S-R Energy Authority
1,000,000	6.125%, 11/1/2029[7]	1,286,830
1,000,000	6.125%, 11/1/2029[7]	1,286,830
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue 0.750%, 11/1/2028[1,7,8]	3,000,000
1,500,000	Public Authority for Colorado Energy 6.500%, 11/15/2038[7]	2,129,145
400,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/2031*, 2, 7, 8	12,000
1,000,000	Puerto Rico Sales Tax Financing Corp. 5.250%, 8/1/2040[7,8]	570,000
1,000,000	State of Wisconsin 6.000%, 5/1/2036[7,8]	1,095,130

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	GENERAL (Continued)
$1,000,000	Texas Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/2026[7]	$1,225,710
400,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/2032[7,8]	438,332
		13,690,352
	GENERAL OBLIGATION – 4.5%
2,000,000	Chicago Board of Education 9.000%, 3/1/2032[1,7,8]	2,002,480
2,800,000	City of Chicago IL 5.432%, 1/1/2042[7]	2,284,408
		4,286,888
	HIGHER EDUCATION – 0.2%
200,000	New York State Dormitory Authority 5.000%, 7/1/2031[7,8]	238,210

	MEDICAL – 4.7%
2,000,000	Geisinger Authority 0.750%, 10/1/2043[1,7,8]	2,000,000
500,000	Johnson City Health & Educational Facilities Board 6.500%, 7/1/2038[7,8]	555,020
	Philadelphia Hospitals & Higher Education Facilities Authority
250,000	6.250%, 7/1/2023[7,8]	251,030
250,000	5.500%, 7/1/2026[7,8]	250,408
345,000	Washington Health Care Facilities Authority 6.375%, 10/1/2036[7,8]	364,958
1,000,000	Westchester County Local Development Corp. 5.000%, 11/1/2046[7,8]	1,081,880
		4,503,296
	POLLUTION – 0.7%
550,000	County of Lowndes MS 6.800%, 4/1/2022[7]	646,938

	POWER – 5.8%
	Puerto Rico Electric Power Authority
4,090,000	5.250%, 7/1/2040[7,8]	2,822,100
3,220,000	5.000%, 7/1/2042[7,8]	2,221,800
775,000	7.000%, 7/1/2043[7,8]	539,787
		5,583,687
	SCHOOL DISTRICT – 2.2%
	Chicago Board of Education
700,000	7.000%, 12/1/2044[7,8]	680,883

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	SCHOOL DISTRICT (Continued)
	Chicago Board of Education (Continued)
$1,500,000	6.500%, 12/1/2046[7,8]	$1,410,465
		2,091,348
	TOBACCO SETTLEMENT – 13.5%
	Buckeye Tobacco Settlement Financing Authority
1,550,000	5.125%, 6/1/2024[7,8]	1,494,882
750,000	6.500%, 6/1/2047[7,8]	749,985
	Children's Trust Fund
1,315,000	5.375%, 5/15/2033[7,8]	1,319,366
13,000,000	0.000%, 5/15/2050*, 7, 8	1,581,710
100,000	Erie Tobacco Asset Securitization Corp. 6.000%, 6/1/2028[7,8]	100,039
	Iowa Tobacco Settlement Authority
200,000	5.600%, 6/1/2034[7,8]	200,318
2,500,000	5.625%, 6/1/2046[7,8]	2,503,475
1,400,000	Michigan Tobacco Settlement Finance Authority 7.309%, 6/1/2034[7]	1,397,144
1,000,000	New York Counties Tobacco Trust VI 5.000%, 6/1/2051[7,8]	1,054,780
1,005,000	San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/2032[7]	1,194,211
1,400,000	Tobacco Settlement Financing Corp. 5.000%, 6/1/2041[7,8]	1,392,244
		12,988,154
	TRANSPORTATION – 8.3%
1,650,000	Foothill-Eastern Transportation Corridor Agency 6.000%, 1/15/2049[7,8]	1,907,301
500,000	Kentucky Public Transportation Infrastructure Authority 5.750%, 7/1/2049[7,8]	554,125
900,000	MTA Hudson Rail Yards Trust Obligations 5.000%, 11/15/2056[7,8]	989,244
900,000	North Texas Tollway Authority 5.000%, 1/1/2040[7,8]	1,004,922
	Texas Private Activity Bond Surface Transportation Corp.
500,000	7.000%, 12/31/2038[7,8]	575,210
1,290,000	7.000%, 6/30/2040[7,8]	1,464,150
530,000	6.750%, 6/30/2043[7,8]	599,419
800,000	Virginia Small Business Financing Authority 5.000%, 7/1/2034[7,8]	848,192
		7,942,563
	WATER – 12.3%
	County of Jefferson AL Sewer Revenue
1,500,000	6.000%, 10/1/2042[7,8]	1,733,655

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	WATER (Continued)
	County of Jefferson AL Sewer Revenue (Continued)
$1,100,000	0.000%, 10/1/2046*, 7, 8	$877,162
250,000	6.500%, 10/1/2053[7,8]	295,258
850,000	County of Owen KY 6.250%, 6/1/2039[7,8]	921,136
1,000,000	Dominion Water & Sanitation District 5.750%, 12/1/2036[7,8]	1,034,960
3,000,000	New York City Water & Sewer System 0.790%, 6/15/2041[1,7,8]	3,000,000
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
500,000	5.000%, 7/1/2017[7]	460,000
1,955,000	5.750%, 7/1/2037[7,8]	1,583,550
2,400,000	5.250%, 7/1/2042[7,8]	1,878,000
		11,783,721
	TOTAL MUNICIPAL BONDS (Cost $89,946,659)	91,550,488

Number of Shares

	PREFERRED STOCKS – 1.2%
	FINANCIALS – 1.2%
40,000	American Homes 4 Rent 5.500%, N/A1, 7, 8, 11	1,125,200
1,000	SquareTwo Financial Corp. Series A 0.000%, N/A3, 4, 11	—
		1,125,200
	TOTAL PREFERRED STOCKS (Cost $1,042,500)	1,125,200

	RIGHTS – 0.0%
17,126	Vistra Energy Corp.	19,266

	TOTAL RIGHTS (Cost $—)	19,266

	WARRANTS – 0.0%
	ENERGY – 0.0%
2,418	Midstates Petroleum Co., Inc.*, 3, 4, 7	—

	TOTAL WARRANTS (Cost $—)	—

	SHORT-TERM INVESTMENTS – 17.7%
17,018,547	Fidelity Institutional Government Portfolio - Institutional Class, 0.68%[12]	17,018,547

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,018,547)	17,018,547

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	TOTAL INVESTMENTS – 143.3% (Cost $137,239,012)	$137,857,256
	Liabilities in Excess of other assets – (43.3)%	(41,659,104)

	TOTAL NET ASSETS – 100.0%	$96,198,152

	SECURITIES SOLD SHORT – (45.9)%
	CORPORATE BONDS – (19.2)%
	COMMUNICATIONS – (5.4)%
$(500,000)	Altice Luxembourg S.A. (Luxembourg) 7.750%, 5/15/2022[6,8,10]	$(531,250)
	AT&T, Inc.
(500,000)	4.125%, 2/17/2026[8]	(511,719)
(500,000)	4.750%, 5/15/2046[8]	(481,635)
(1,000,000)	Netflix, Inc. 5.875%, 2/15/2025	(1,097,500)
(1,000,000)	T-Mobile USA, Inc. 6.125%, 1/15/2022[8]	(1,053,750)
(1,000,000)	Viacom, Inc. 4.250%, 9/1/2023[8]	(1,045,801)
(500,000)	Walt Disney Co. 1.850%, 7/30/2026	(456,990)
		(5,178,645)
	CONSUMER DISCRETIONARY – (3.9)%
(750,000)	Ford Motor Co. 4.750%, 1/15/2043	(706,601)
(1,000,000)	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.750%, 11/15/2021[8,10]	(1,036,250)
(1,000,000)	Kohl's Corp. 3.250%, 2/1/2023[8]	(960,666)
(1,000,000)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 3/1/2025[8,10]	(1,057,500)
		(3,761,017)
	CONSUMER STAPLES – (2.5)%
(1,000,000)	BI-LO LLC / BI-LO Finance Corp. 9.250%, 2/15/2019[8,10]	(852,500)
(500,000)	CVS Health Corp. 3.500%, 7/20/2022[8]	(520,961)
(1,000,000)	Whole Foods Market, Inc. 5.200%, 12/3/2025[8]	(1,070,108)
		(2,443,569)
	ENERGY – (0.4)%
(500,000)	Denbury Resources, Inc. 5.500%, 5/1/2022[8]	(362,500)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	CORPORATE BONDS (Continued)
	FINANCIALS – (2.0)%
$(1,000,000)	Citigroup, Inc. 3.400%, 5/1/2026	$(993,291)
(1,000,000)	Navient Corp. 5.875%, 10/25/2024	(972,500)
		(1,965,791)
	HEALTH CARE – (1.1)%
(1,000,000)	LifePoint Health, Inc. 5.875%, 12/1/2023[8]	(1,035,000)

	INDUSTRIALS – (0.8)%
(750,000)	Caterpillar, Inc. 3.803%, 8/15/2042	(746,017)

	MATERIALS – (1.6)%
(1,000,000)	INEOS Group Holdings S.A. (Luxembourg) 5.625%, 8/1/2024[6,8,10]	(1,027,500)
(500,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[8]	(513,375)
		(1,540,875)
	TECHNOLOGY – (0.3)%
(250,000)	Apple, Inc. 2.400%, 5/3/2023	(248,779)

	UTILITIES – (1.2)%
	NRG Energy, Inc.
(407,000)	7.875%, 5/15/2021[8]	(421,245)
(750,000)	6.625%, 1/15/2027[8]	(736,875)
		(1,158,120)
	TOTAL CORPORATE BONDS (Proceeds $18,205,081)	(18,440,313)

	U.S. TREASURY SECURITIES – (26.7)%
(6,500,000)	United States Treasury Bond 2.875%, 11/15/2046	(6,512,441)
	United States Treasury Note
(8,000,000)	1.875%, 11/30/2021	(8,057,184)
(2,000,000)	2.250%, 1/31/2024	(2,033,750)
(9,500,000)	1.625%, 5/15/2026	(9,073,982)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $25,879,527)	(25,677,357)

	TOTAL SECURITIES SOLD SHORT (Proceeds $44,084,608)	$(44,117,670)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Variable, floating, or step rate security.
[2]	Security is in default.
[3]	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.2% of total net assets.
[4]	Illiquid security. The total illiquid securities represent 0.2% of Net Assets.
[5]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[6]	Foreign security denominated in U.S. Dollars.
[7]	All or a portion of this security is segregated as collateral for securities sold short.
[8]	Callable.
[9]	Convertible security.
[10]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $22,123,259.

[11]	Perpetual security. Maturity date is not applicable.
[12]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	0.2%
Common Stocks
Utilities	0.2%
Consumer Discretionary	0.1%
Energy	0.0%
Total Common Stocks	0.3%
Corporate Bonds
Consumer Discretionary	6.2%
Energy	5.8%
Materials	4.1%
Financials	3.9%
Communications	3.7%
Consumer Staples	2.2%
Industrials	1.2%
Technology	1.1%
Utilities	0.5%
Total Corporate Bonds	28.7%
Municipal Bonds
Development	20.5%
General	14.2%
Tobacco Settlement	13.5%
Water	12.3%
Transportation	8.3%
Power	5.8%
Airport	5.0%
Medical	4.7%
General Obligation	4.5%
Build America Bonds	2.7%
School District	2.2%
Pollution	0.7%
Facilities	0.6%
Higher Education	0.2%
Total Municipal Bonds	95.2%
Preferred Stocks
Financials	1.2%
Total Preferred Stocks	1.2%
Warrants
Energy	0.0%
Total Warrants	0.0%
Short-Term Investments	17.7%
Rights	0.0%
Total Investments	143.3%
Liabilities in Excess of other assets	(43.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $137,239,012)	$137,857,256
Cash	1,000,000
Segregated cash at Broker	3,501,364
Receivables:
Investment securities sold	1,298,259
Fund shares sold	61,287
Dividends and interest	1,831,367
Prepaid expenses	26,072
Total assets	145,575,605

Liabilities:
Securities sold short, at value (proceeds $44,084,608)	44,117,670
Payables:
Investment securities purchased	4,739,241
Fund shares redeemed	32,761
Advisory fees	63,632
Shareholder servicing fees (Note 7)	12,554
Distribution fees (Note 8)	4,497
Interest on securities sold short	287,277
Interest expense	75,890
Fund accounting fees	12,180
Transfer agent fees and expenses	11,361
Fund administration fees	10,822
Auditing fees	7,481
Chief Compliance Officer fees	997
Trustees' fees and expenses	616
Custody fees	474
Total liabilities	49,377,453

Net Assets	$96,198,152

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of May 31, 2017 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$94,325,157
Accumulated net investment income	338,664
Accumulated net realized gain on investments and securities sold short	949,149
Net unrealized appreciation (depreciation) on:
Investments	618,244
Securities sold short	(33,062)
Net Assets	$96,198,152

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$21,706,863
Shares of beneficial interest issued and outstanding	1,962,712
Offering and redemption price per share	$11.06

Institutional Class Shares:
Net assets applicable to shares outstanding	$74,491,289
Shares of beneficial interest issued and outstanding	6,730,087
Offering and redemption price per share	$11.07

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

Investment Income:
Interest	$2,716,355
Dividends	65,512
Total investment income	2,781,867

Expenses:
Interest on securities sold short	728,340
Advisory fees	431,766
Interest expense	454,296
Fund administration fees	52,686
Fund accounting fees	42,444
Shareholder servicing fees (Note 7)	45,424
Transfer agent fees and expenses	32,132
Registration fees	19,945
Distribution fees (Note 8)	24,866
Legal fees	17,352
Shareholder reporting fees	14,448
Custody fees	8,839
Auditing fees	7,480
Chief Compliance Officer fees	6,483
Miscellaneous	4,588
Trustees' fees and expenses	4,239
Insurance fees	2,202
Total expenses	1,897,530
Advisory fees waived	(89,744)
Net expenses	1,807,786
Net investment income	974,081

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain on:
Investments	335,028
Securities sold short	391,208
Net realized gain	726,236
Net change in unrealized appreciation/depreciation on:
Investments	4,891,460
Securities sold short	(1,280,284)
Net change in unrealized appreciation/depreciation	3,611,176
Net realized and unrealized gain on investments and securities sold short	4,337,412

Net Increase in Net Assets from Operations	$5,311,493

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$974,081	$1,427,358
Net realized gain on investments and securities sold short	726,236	1,787,281
Net change in unrealized appreciation/depreciation on investments and securities sold short	3,611,176	(1,271,647)
Net increase in net assets resulting from operations	5,311,493	1,942,992

Distributions to Shareholders:
From net investment income:
Investor Class	(239,846)	(236,066)
Institutional Class	(863,576)	(1,180,349)
Total from net investment income	(1,103,422)	(1,416,415)
From net realized gains:
Investor Class	(243,210)	−
Institutional Class	(765,394)	−
Total from net realized gains	(1,008,604)	−
Total distributions to shareholders	(2,112,026)	(1,416,415)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	6,275,699	15,334,038
Institutional Class	21,580,326	28,368,172
Reinvestment of distributions:
Investor Class	483,056	236,065
Institutional Class	1,602,948	1,166,644
Cost of shares redeemed:
Investor Class[1]	(3,985,146)	(2,936,390)
Institutional Class[2]	(8,719,651)	(17,025,698)
Net increase in net assets from capital transactions	17,237,232	25,142,831
Total increase in net assets	20,436,699	25,669,408

Net Assets:
Beginning of period	75,761,453	50,092,045
End of period	$96,198,152	$75,761,453

Accumulated net investment income	$338,664	$468,005

Capital Share Transactions:
Shares sold:
Investor Class	581,905	1,419,623
Institutional Class	2,004,801	2,627,397
Shares reinvested:
Investor Class	45,309	21,972
Institutional Class	150,282	108,918
Shares redeemed:
Investor Class	(369,998)	(273,063)
Institutional Class	(812,313)	(1,590,321)
Net increase in capital share transactions	1,599,986	2,314,526

[1]	Net of redemption fee proceeds of $100 and $55, respectively.
[2]	Net of redemption fee proceeds of $71 and $1,422, respectively.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 2017 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$5,311,493
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(55,891,926)
Sales of long-term portfolio investments	43,843,120
Proceeds from securities sold short	12,068,928
Cover short securities	(12,498,918)
Purchases of short-term investments, net	(12,487,961)
Consent payment income received	(55,148)
Decrease in cash deposited with broker for securities sold short	6,591,404
Increase in investment securities sold receivable	(1,298,259)
Increase in dividends and interest receivable	(392,500)
Increase in prepaid expenses	(3,926)
Increase in investment securities purchased	4,739,241
Increase in advisory fees	17,271
Increase in interest on securities sold short	549
Increase in accrued expenses	7,384
Net amortization on investments	285,256
Net realized gain	(726,236)
Net change in unrealized appreciation/depreciation	(3,611,176)
Net cash used for operating activities	(14,101,404)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	27,839,562
Cost of shares redeemed	(12,712,136)
Dividends paid to shareholders, net of reinvestments	(26,022)
Net cash provided by financing activities	15,101,404

Net increase in cash	1,000,000

Cash:
Beginning of period	−
End of period	$1,000,000

Non cash financing activities not included herein consist of $2,086,004 of reinvested dividends.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015		For the Period December 12, 2013* through November 30, 2014

Net asset value, beginning of period	$10.68		$10.48		$10.93		$10.00
Income from Investment Operations:
Net investment income[1]	0.11		0.23		0.24		0.23
Net realized and unrealized gain (loss) on investments	0.54		0.21		(0.46)		0.84
Total from investment operations	0.65		0.44		(0.22)		1.07

Less Distributions:
From net investment income	(0.13)		(0.24)		(0.23)		(0.14)
From net realized gains	(0.14)		−		−		−
Total distributions	(0.27)		(0.24)		(0.23)		(0.14)

Redemption fee proceeds[1]	−	[2]	−	[2]	−	[2]	−

Net asset value, end of period	$11.06		$10.68		$10.48		$10.93

Total return	6.24%	[3]	4.17%		(2.04)%		10.68%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,707		$18,206		$5,627		$5,943

Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	4.58%	[4,5]	4.51%	[5]	4.08%	[5]	4.12%	[4,5]
After fees waived	4.38%	[4,5]	4.18%	[5]	3.72%	[5]	3.08%	[4,5]
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	1.86%	[4]	1.77%	[6]	1.86%	[6]	1.17%	[4,6]
After fees waived	2.06%	[4]	2.10%		2.22%		2.21%	[4]

Portfolio turnover rate	36%	[3]	70%		64%		95%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.74% for the six months ended May 31, 2017. For the prior periods, the ratios would have been lowered by 2.54%, 2.08%, and 1.44%, respectively.

[6]	Unaudited

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015		For the Period December 12, 2013* through November 30, 2014

Net asset value, beginning of period	$10.68		$10.48		$10.93		$10.00
Income from Investment Operations:
Net investment income[1]	0.12		0.25		0.26		0.26
Net realized and unrealized gain (loss) on investments	0.56		0.21		(0.45)		0.82
Total from investment operations	0.68		0.46		(0.19)		1.08

Less Distributions:
From net investment income	(0.15)		(0.26)		(0.26)		(0.15)
From net realized gains	(0.14)		−		−		−
Total distributions	(0.29)		(0.26)		(0.26)		(0.15)

Redemption fee proceeds[1]	−	[2]	−	[2]	−	[2]	−	[2]

Net asset value, end of period	$11.07		$10.68		$10.48		$10.93

Total return	6.47%	[3]	4.41%		(1.80)%		10.83%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,491		$57,555		$44,465		$34,447

Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	4.33%	[4,5]	4.26%	[5]	3.83%	[5]	3.87%	[4,5]
After fees waived	4.13%	[4,5]	3.93%	[5]	3.47%	[5]	2.83%	[4,5]
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	2.11%	[4]	2.02%	[6]	2.11%	[6]	1.42%	[4,6]
After fees waived	2.31%	[4]	2.35%		2.47%		2.46%	[4]

Portfolio turnover rate	36%	[3]	70%		64%		95%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.74% for the six months ended May 31, 2017. For the prior periods, the ratios would have been lowered by 2.54%, 2.08%, and 1.44%, respectively.

[6]	Unaudited

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation and income. The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2017 (Unaudited)

(c) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund and the Trading Entities are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2017, such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also, in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2017, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2017 (Unaudited)

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period December 13, 2013 (commencement of operations) through November 30, 2014 and as of and during the open years ended November 30, 2015-2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Cedar Ridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.64% of the average daily net assets of Investor Class shares of the Fund and 1.39% of the average daily net assets of Institutional Class shares of the Fund. This agreement is in effect until March 31, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2017 (Unaudited)

For the six months ended May 31, 2017, the Advisor waived a portion of its advisory fees totaling $89,744. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. At May 31, 2017, the amount of these potentially recoverable expenses was $709,387. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2017	$231,855
2018	181,465
2019	206,323
2020	89,744
Total	$709,387

The “Net increase from payments by affiliates” in the Statements of Changes represents an amount reimbursed from the Advisor for losses on transactions not meeting the investment guidelines for the Fund. The amount of the reimbursement had no impact to the Fund’s NAV.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A. serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$137,244,624

Gross unrealized appreciation	$3,771,230
Gross unrealized depreciation	(3,158,598)

Net unrealized appreciation on investments	$612,632

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2017 (Unaudited)

As of November 30, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,223,095
Undistributed tax-exempt income	468,005
Undistributed long-term capital gains	14,034
Tax accumulated earnings	1,705,134

Accumulated capital and other losses	-
Unrealized appreciation on securities sold short	1,247,222
Unrealized depreciation on investments	(4,278,828)
Total accumulated deficit	$(1,326,472)

The tax character of the distribution paid during the fiscal year ended November 30, 2016, and November 30, 2015 were as follows:

Distributions paid from:	2016	2015
Ordinary income	$121,528	$220,721
Net long-term capital gains	-	-
Total taxable distributions	$121,528	$220,721

Tax-exempt distributions	1,294,887	948,649
Total distributions paid	$1,416,415	$1,169,370

The Cedar Ridge Unconstrained Credit Fund utilized $97,028 of it’s capital loss carryforward during the year ended November 30, 2016.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2017 and for the year ended November 30, 2016, the Fund received $171 and $1,477, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2017, purchases and sales of investments, excluding short-term investments, were $55,891,926 and $43,843,120, respectively. Proceeds from securities sold short and cover short securities were $12,068,928 and $12,498,918, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2017 (Unaudited)

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended May 31, 2017, distribution fees incurred with respect to Investor Class shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$-	$209,006	$209,006
Common Stocks
Consumer Discretionary	-	80,247	-	80,247
Energy	5,852	-	-	5,852
Utilities	252,936	-	-	252,936
Corporate Bonds
Communications	-	3,535,425	-	3,535,425
Consumer Discretionary	-	5,986,991	-	5,986,991
Consumer Staples	-	2,122,529	-	2,122,529
Energy	-	5,544,445	-	5,544,445
Financials	-	3,807,593	-	3,807,593
Industrials	-	1,171,530	-	1,171,530
Materials	-	3,905,011	-	3,905,011
Technology	-	1,065,940	-	1,065,940
Utilities	-	456,250	-	456,250
Municipal Bonds*	-	91,550,488	-	91,550,488
Preferred Stocks
Financials	1,125,200	-	-	1,125,200
Rights	-	19,266	-	19,266
Warrants	-	-	-	-
Short-Term Investments	17,018,547	-	-	17,018,547
Total Assets	$18,402,535	$119,245,715	$209,006	$137,857,256

Liabilities
Securities Sold Short
Corporate Bonds*	$-	$18,440,313	$-	$18,440,313
U.S. Treasury Securities	-	25,677,357	-	25,677,357
Total Liabilities	$-	$44,117,670	$-	$44,117,670

*	All municipal bonds and corporate bonds held short in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2017 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance November 30, 2016	$436,384
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	53,717
Total unrealized appreciation/(depreciation)	(52,860)
Net purchases	-
Net sales	(56,250)
Payment-in-kind interest	21,317
Return of capital distribution	(193,302)
Balance as of May 31, 2017	$209,006

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2017:

	Fair Value May 31, 2017	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Bank Loans	$209,006	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Corporate Bonds	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Preferred Stocks	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Warrants	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2017 (Unaudited)

Note 11 - Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Cedar Ridge Unconstrained Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on January 19, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Cedar Ridge Partners, LLC (the “Investment Advisor”) with respect to the Cedar Ridge Unconstrained Credit Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Long-Short Credit fund universe (the “Fund Universe”) for the one-year period ended October 31, 2016; and reports comparing the investment advisory fees and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that that the total return of the Fund for the one-year period ended October 31, 2016, ranked in the 1st percentile of the Fund Universe and was higher than the return of the Index. The Trustees noted that the Fund invests in short positions in order to provide a hedge to protect the Fund from volatility, compared to many funds in the Peer Group that are not similarly hedged.

In reviewing the Fund’s performance, the Trustees noted the Investment Advisor’s observation that while the Index is an appropriate benchmark for the Fund, the usefulness of the Index for that purpose is somewhat limited because the Index consists of only traditional fixed income investments, such as U.S. Treasury and agency debt, investment-grade corporate bonds and mortgage-backed securities, and unlike the Fund the Index includes no below-investment grade issues, no municipal securities and no short positions. The Trustees also considered that the Fund is designed to produce returns uncorrelated to most other investment strategies, including those of funds considered to be its peers. The Trustees noted the Investment Advisor’s observations that the funds in the Peer Group generally use a broadly unconstrained approach to investing in the fixed income markets; that the most distinct difference is that many of those funds use leveraged long investment strategies, unlike the Fund, which uses short sales to hedge positions; that funds in the Peer Group may invest in any fixed income investments including emerging market debt, sovereign debt, mortgage debt and structured finance debt, none of which the Fund holds; that over 100% of the Fund’s net assets are invested in U.S. securities, while some funds in the Peer Group have less than half of their holdings in U.S. securities; and that most funds in the Peer Group have little or no exposure to the U.S. municipal bond market, while municipal bonds generally comprise over half of the Fund’s total assets.

Cedar Ridge Unconstrained Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund, and the commitment of the Investment Advisor to the maintenance and growth of the Fund’s assets. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was the same as the median fee for the Fund Universe and below the median fee for the Peer Group. The Trustees noted that the Fund’s advisory fee was lower than the fee charged by the Investment Advisor to manage a private investment fund using similar strategies as the Fund, which private fund pays a performance-based fee in addition to an asset-based fee. The meeting materials also indicated that the Fund’s total expenses (net of fee waivers) were 0.02% and 0.09% above the Peer Group median and Fund Universe median, respectively. The Trustees noted the Investment Advisor’s observation that the funds in the Fund Universe generally use broad unconstrained approaches to investing in the fixed income markets, that the funds are managed using different strategies, and that unlike the Fund, many of the funds in the Fund Universe do not invest significant assets in short sales.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended October 31, 2016, noting that the Investment Advisor had waived a portion of its advisory fee. The Board also noted the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than the receipt of its investment advisory fee), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement did not provide for fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Cedar Ridge Unconstrained Credit Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Investor Class shares; and (2) ongoing costs, including management fees; distribution fees (Investor Class shares only) and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	12/1/16	05/31/17	12/1/16 – 5/31/17
Investor Class
Actual Performance	$ 1,000.00	$ 1,062.40	$ 22.50
Hypothetical (5% annual return before expenses)	1,000.00	1,003.11	21.85
Institutional Class
Actual Performance	1,000.00	1,064.70	21.24
Hypothetical (5% annual return before expenses)	1,000.00	1,004.36	20.62

*
Expenses are equal to the Fund’s annualized expense ratios of 4.38% and 4.13% for Investor Class and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Cedar Ridge Unconstrained Credit Fund
A series of Investment Managers Series Trust II

Investment Advisor
Cedar Ridge Partners, LLC
45 East Putnam Avenue, Suite 124
Greenwich, Connecticut 06830

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Cedar Ridge Unconstrained Credit Fund - Investor Class	CRUPX	461 41T 208
Cedar Ridge Unconstrained Credit Fund - Institutional Class	CRUMX	461 41T 109

Privacy Principles of the Cedar Ridge Unconstrained Credit Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Cedar Ridge Unconstrained Credit Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 550-5090 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (855) 550-5090 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (855) 550-5090. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (855) 550-5090 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Cedar Ridge Unconstrained Credit Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 550-5090

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	8/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	8/7/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/17